Earnings Per Share - Schedule of Earnings Per Share (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 ARS ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ARS ($) shares	Dec. 31, 2020 $ / shares
Earnings per share [abstract]
Net Income (Loss) for the Year Attributable to Parent Company´s Owners | $	$ 48,639,400		$ 60,569,787		$ 74,008,952
Weighted Average Ordinary Shares | shares	1,474,692		1,474,692		1,442,740
Earnings per Share | $ / shares		$ 32.98		$ 41.07		$ 51.30